Share-based compensation - Additional Information (Details)		9 Months Ended	12 Months Ended			48 Months Ended	72 Months Ended
	Apr. 22, 2021	Jan. 19, 2022 shares	Dec. 31, 2025 shares year plan $ / shares	Dec. 31, 2024 shares year $ / shares	Dec. 31, 2023 shares year $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | plan			3
2013 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares) | shares							0
Option life, share options granted | year			10
Share options exercised (in shares) | shares			68,000	32,000	39,000
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 3.18	$ 3.03	$ 3.00	$ 3.18	$ 3.18	$ 2.92
Weighted average share price at date of exercise (in dollars per share)			3.48	$ 4.72	$ 4.82
2013 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			2.96			2.96	2.96
2013 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 3.34			$ 3.34	3.34
2013 ISOP | Vesting Tranche One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on annual basis			0.50
2013 ISOP | Vesting Tranche Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on annual basis			0.50
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares) | shares						0
Vesting percentage on annual basis			0.25
Vesting period on annual basis	6 months		4 years
Share options exercised (in shares) | shares		0	40,373	38,250	32,000
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 5.00	$ 4.97	$ 4.97	$ 5.00	5.00	4.96
Weighted average share price at date of exercise (in dollars per share)			4.61	$ 4.70	$ 4.65
2019 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			3.16			3.16	3.16
2019 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 6.31			6.31	6.31
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares) | shares			3,280,275	3,840,087	3,734,266
Share options exercised (in shares) | shares			29,412	49,119	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 5.72	$ 6.69	$ 7.84	5.72	5.72	$ 12.32
Weighted average share price at date of exercise (in dollars per share)			$ 4.14	$ 4.59
2021 EIP | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares			1,136,975	1,373,816	2,658,150
2021 EIP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option life, share options granted | year			5.50	5.50	5.50
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 2.06			2.06	2.06
2021 EIP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option life, share options granted | year			7.00	7.00	7.00
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollar per share)			$ 18.00			$ 18.00	$ 18.00
2021 EIP | Vesting Tranche One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on annual basis			0.25
Vesting period on annual basis			3 years
Vesting percentage on monthly basis			75.00%
2021 EIP | Vesting Tranche One | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period on annual basis					2 years
Number of instruments granted subject to four year vesting (in shares) | shares			103,374	1,168,896	2,260,649
RSU vesting period on an annual basis			4 years	4 years	4 years
RSU vesting percentage on an annual basis			25.00%	25.00%	25.00%
RSU vesting percentage on a quarterly basis			75.00%	75.00%
RSU vesting period on a quarterly basis			3 years	3 years
RSU vesting percentage on a monthly basis					75.00%
RSU vesting period on a monthly basis					3 years
2021 EIP | Vesting Tranche Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on annual basis			0.25
Vesting period on annual basis			4 years
Vesting percentage on quarterly basis			0.75
Vesting period on quarterly basis			3 years
2021 EIP | Vesting Tranche Two | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted subject to four year vesting (in shares) | shares			864,681	204,920	107,647
RSU vesting period on an annual basis			2 years
2021 EIP | Vesting Tranche Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on annual basis			0.50
Vesting percentage on monthly basis			50.00%
2021 EIP | Vesting Tranche Three | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted subject to four year vesting (in shares) | shares			168,920		289,854